Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2015
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions
Acquisitions and Dispositions
Acquisitions
There were no acquisitions during the year ended December 31, 2015.
Bally Acquisition
On November 21, 2014, the Company acquired all of the outstanding common stock of Bally for $5.1 billion (including the refinancing of approximately $1.9 billion of existing Bally indebtedness), creating one of the largest diversified global gaming suppliers.
We completed the allocation of the purchase price, which resulted in the purchase price exceeding the aggregate fair value of the acquired assets and assumed liabilities at the acquisition date by $2,956.1 million. Such excess amount has been recognized as goodwill within our Gaming and Interactive business segments. We attribute this goodwill to enhanced financial and operational scale, market diversification, opportunities for synergies, assembled workforce and other strategic benefits. None of the goodwill associated with the acquisition is deductible for income tax purposes and, as such, no deferred taxes have been recorded related to goodwill. The allocation of the purchase price to the fair values of assets acquired and liabilities assumed did not change during the year ended December 31, 2015 from the amounts disclosed in Note 3 (Acquisitions and Dispositions) in our 2014 Annual Report on Form 10-K.
In connection with the Bally acquisition we incurred $76.6 million of acquisition-related costs which were recorded in SG&A in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.

The allocation of the purchase price to the fair values of assets acquired and liabilities assumed is presented below:

At November 21, 2014
Cash and cash equivalents	$59.9
Restricted cash	16.0
Accounts receivable	217.1
Notes receivable	22.0
Inventories	134.0
Deferred income taxes, current portion (1)	32.4
Prepaid expenses, deposits and other current assets	71.6
Property and equipment	335.3
Goodwill	2,956.1
Restricted long-term cash and investments	19.3
Intangible assets	1,800.3
Software	308.3
Other assets	61.8
Total assets	6,034.1
Long-term debt, including amounts due within one year	(1,882.9)
Accounts payable	(33.0)
Accrued liabilities	(133.7)
Deferred income taxes (1)	(747.0)
Other long-term liabilities	(37.0)
Total liabilities	(2,833.6)
Total equity purchase price	$3,200.5

(1) Does not reflect adoption of ASU 2015-17.
The concluded fair values of tangible assets and identifiable intangible assets are presented below:

Fair values at November 21, 2014
Land and land improvements	$18.1
Buildings and leasehold improvements	36.3
Furniture, fixtures, and other property, plant and equipment	33.6
Gaming equipment	247.3
Total property and equipment	$335.3

Fair values at November 21, 2014
Trade names	$225.0
Brand names	90.7
Core technology and content	734.7
Customer relationships	726.0
Long-term licenses	23.9
Total intangible assets	$1,800.3

The fair value of acquired real property was determined primarily using a cost approach, in which we determined an estimated replacement cost for the assets. To determine the fair value of the land, we utilized the sales comparison approach, which compares the land to properties that have recently been sold in similar transactions. For gaming equipment and other personal property assets, we determined the fair value using cost approaches in which we determined an estimated reproduction or replacement cost, as applicable.
The estimated fair values of acquired indefinite-lived trade names and finite-lived internally-developed intellectual property ("IP") was determined using the royalty savings method, which is a risk-adjusted discounted cash flow approach. Finite-lived intangible assets valued using the royalty savings method include gaming content and operating system software, casino management systems and game server software (all included within software above), certain product trade names and game cabinet design IP (included in core technology and content above). The royalty savings method values an intangible asset by estimating the royalties saved through ownership of the asset. The royalty savings method requires identifying the future revenue that would be impacted by the trade name or IP asset (or royalty-free rights to the assets), multiplying it by a royalty rate deemed to be avoided through ownership of the asset and discounting the projected royalty savings amounts back to the acquisition date.  The royalty rate used in such valuation was based on a consideration of market rates for similar categories of assets.  The indefinite lived trade names included "Bally" and "SHFL". Game content and operating system software, casino management systems software and game server software is classified as software, net, on the Consolidated Balance Sheet.
The estimated fair values of the acquired PTG IP and Shuffler IP (both included in core technology and content above) and customer relationships were determined using the excess earnings method, which is a risk-adjusted discounted cash flow approach that determines the value of an intangible asset as the present value of the cash flows attributable to such asset after excluding the portion of the cash flows that are attributable to other assets. The contribution to the cash flows that are made by other assets - such as fixed assets, working capital, workforce and other intangible assets, including trade names and game content and design IP - was estimated through contributory asset capital charges. The value of the acquired customer relationship asset is the present value of the attributed post-tax cash flows, net of the post-tax return on fair value attributed to the other assets.
The estimated fair value of deferred income taxes was determined by applying the appropriate enacted statutory tax rate to the temporary differences that arose on the differences between the financial reporting value and tax basis of the assets acquired and liabilities assumed. The estimated fair value of accounts receivable includes consideration of the contractual amount of the receivables of $234.1 million and our estimate of the amount not expected to be collected of $17.0 million. The estimated fair value of notes receivable includes consideration of the contractual amount of the receivables of $68.2 million and our estimate of the amount not expected to be collected of $1.5 million.
The estimated fair value of current and long-term deferred revenue was determined using the bottoms-up approach which involves the application of a normal profit margin to the direct and incremental costs required to fulfill the remaining performance obligation. The costs to fulfill are reflective of those that the Company will incur to fulfill the service and do not include costs such as selling, marketing and training. The estimated fair value of current and long-term deferred revenue is approximately $10.3 million.
The revenue and loss from continuing operations of Bally from the acquisition date through December 31, 2014 are presented below and included in our Consolidated Statements of Operations and Comprehensive Loss. These amounts are not necessarily indicative of the results of operations that Bally would have realized if it had continued to operate as a stand-alone company during the period presented, primarily due to the elimination of certain headcount and administrative costs since the acquisition date resulting from integration activities or due to costs that are now reflected in our unallocated corporate costs and not allocated to Bally.

From November 21, 2014 through December 31, 2014
Revenue	$151.6
Loss from continuing operations	$(21.1)

WMS Acquisition
On October 18, 2013, we acquired all of the outstanding common stock of WMS, a global gaming supplier with a diversified suite of products and strong content creation capabilities, for $1,485.9 million.
We completed the allocation of the purchase price, which resulted in the purchase price exceeding the aggregate fair value of the acquired assets and assumed liabilities at the acquisition date by $381.8 million. Such excess amount has been recognized as goodwill within our Gaming and Interactive business segments. We attribute this goodwill to enhanced financial and operational scale, market diversification, opportunities for synergies, assembled workforce and other strategic benefits. None of the goodwill associated with the acquisition is deductible for income tax purposes and, as such, no deferred taxes have been recorded related to goodwill.
In connection with the WMS acquisition, we incurred $13.7 million of acquisition-related costs which were recorded in SG&A in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2013.
The allocation of the purchase price to the fair values of assets acquired and liabilities assumed is presented below:

At October 18, 2013
Current assets	$503.9
Long-term notes receivable	76.2
Property, plant and equipment, net	465.8
Goodwill	381.8
Intangible assets	325.0
Intellectual property	201.2
Other long-term assets	7.8
Total assets	1,961.7
Current liabilities	(158.9)
Deferred income taxes	(166.6)
Long-term liabilities	(150.3)
Total liabilities	(475.8)
Total equity purchase price	$1,485.9

Our estimates of the fair values of tangible assets and identifiable intangible assets are presented below:

Fair values at October 18, 2013
Land	$14.9
Real property	110.5
Gaming equipment	230.8
Personal property	109.6
Total property and equipment	$465.8

Trade names	$66.0
Product names	39.3
Customer relationships	131.5
Long-term licenses	88.2
Total intangible assets	$325.0

The fair value of acquired real property was determined primarily using a cost approach, in which we determined an estimated replacement cost for the assets. To estimate the fair value of the land, we utilized the sales comparison approach, which compares the land to properties that have recently been sold in similar transactions. For gaming equipment and other personal property assets, we determined the fair value using cost approaches in which we determined an estimated reproduction or replacement cost, as applicable.
The fair values of acquired indefinite-lived trade names and finite-lived internally-developed IP was determined using the royalty savings method discussed above. Finite-lived intangible assets include certain product trade names, game content and design IP and operating system and game server software. The indefinite-lived trade names include "WMS" and "Williams Interactive".
The fair value of the acquired customer relationships was determined using the excess earnings method discussed above. The fair value of the long-term licenses was determined based on a comparison of rates and terms of the acquired licenses to a portfolio of market comparables to determine if the acquired long term licenses were at rates above or below market. In addition, we recorded a long-term asset and liability related to the minimum guarantee for long-term licenses in accordance with the Company's policy as described in Note 1 (Description of the Business and Summary of Significant Accounting Policies).
The fair value of deferred income taxes was determined by applying the appropriate enacted statutory tax rate to the temporary differences that arose on the differences between the financial reporting value and tax basis of the assets acquired and liabilities assumed.
The revenue and loss from continuing operations of WMS since the acquisition date through December 31, 2013 that are included in our Consolidated Statements of Operations and Comprehensive Loss are presented below. These amounts are not necessarily indicative of the results of operations that WMS would have realized if it had continued to operate as a stand-alone company during the period presented, primarily due to the elimination of certain headcount and administrative costs since the acquisition date that are the result of integration activities or due to costs that are now reflected in our unallocated corporate costs and not allocated to WMS.

From October 18, 2013 through December 31, 2013
Revenue	$144.7
Loss from continuing operations	$(31.4)
As required by ASC 805, the following unaudited pro forma statements of operations for the years ended December 31, 2014, 2013 and 2012 give effect to the Bally acquisition as if it had been completed on January 1, 2013 and give effect to the WMS acquisition as if it had been completed on January 1, 2012. The unaudited pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of what the operating results actually would have been during the periods presented had the Bally acquisition and the WMS acquisition been completed during the periods presented. In addition, the unaudited pro forma financial information does not purport to project future operating results. The pro forma statements of operations do not fully reflect: (1) any anticipated synergies (or costs to achieve synergies) or (2) the impact of non-recurring items directly related to the Bally acquisition or the WMS acquisition.

	Year Ended December 31,
	2014	2013	2012**
Revenue from Consolidated Statements of Operations and Comprehensive Loss	$1,786.4	$1,090.9	$928.6
Add: Bally revenue not reflected in Consolidated Statements of Operations and Comprehensive Loss *	1,159.5	1,358.6	—
Add: WMS revenue not reflected in Consolidated Statements of Operations and Comprehensive Loss	—	567.4	688.5
Unaudited pro forma revenue	$2,945.9	$3,016.9	$1,617.1

	Year Ended December 31,
	2014	2013	2012**
Net loss from continuing operations from Consolidated Statements of Operations and Comprehensive Loss	$(234.3)	$(25.6)	$(43.9)
Add: Bally net loss from continuing operations not reflected in Consolidated Statements of Operations and Comprehensive Loss plus pro forma adjustments described below *	(195.4)	(349.1)	—
Add: WMS net loss from continuing operations not reflected in Consolidated Statements of Operations and Comprehensive Loss plus pro forma adjustments described below	—	(34.7)	(50.4)
Unaudited pro forma net loss from continuing operations	$(429.7)	$(409.4)	$(94.3)
* Bally acquired SHFL on November 25, 2013. Bally revenue and net loss from continuing operations for the year ended December 31, 2013 have been combined with the historical results of SHFL on a pro forma basis to reflect the pro forma results as if Bally acquired SHFL on January 1, 2013.
** Pro forma adjustments for 2012 only include WMS adjustments, as required by ASC 805.
Unaudited pro forma amounts for the Bally acquisition include adjustments to reflect the following:

(1)
An adjustment to reflect additional D&A of $143.7 million and $168.2 million for the years ended December 31, 2014 and 2013, respectively, that would have been charged assuming the fair value adjustments to intangible assets and property and equipment had been applied on January 1, 2013.

(2)
An adjustment to decrease cost of sales by $6.6 million for the year ended December 31, 2014 to reflect the impact of purchase accounting adjustments on the carrying amount of finished goods inventory.

(3)
An adjustment to reverse acquisition-related fees and expenses of $100.5 million for the year ended December 31, 2014, which includes $41.0 million associated with the cancellation of outstanding Bally equity awards upon the closing of the acquisition.

(4)
An adjustment to reflect the additional interest expense of $285.7 million and $380.7 million for the years ended December 31, 2014 and 2013, respectively, that would have been incurred assuming the Bally acquisition financing transactions (as well as the issuance of the 2021 Notes and subsequent purchase and redemption of the 2019 Notes) had occurred on January 1, 2013. The $285.7 million adjustment to interest expense for the year ended December 31, 2014 is net of $64.7 million of certain debt financing fees incurred in connection with the financing of the Bally acquisition.

(5)	An adjustment to reverse the loss on extinguishment of debt of $25.9 million for the year ended December 31, 2014 recorded in connection with the purchase and redemption of the 2019 Notes.

(6)
An adjustment of $33.0 million and $76.6 million for the years ended December 31, 2014 and 2013, respectively, to reflect the income tax benefit of the pro forma adjustments made to the pro forma statement of operations calculated at the statutory rates in effect in each significant jurisdiction. The pro forma adjustment to income tax (expense) benefit for the year ended December 31, 2014 also reflects the reversal of the income tax benefit of $79.1 million resulting from the partial release of the valuation allowance on Scientific Games’ net U.S. deferred tax assets related to the net deferred tax liabilities recognized in conjunction with the Bally acquisition.

Unaudited pro forma amounts for the WMS acquisition include adjustments to reflect the following:

(1)
An adjustment to reflect additional D&A of $22.2 million and $60.9 million for the years ended December 31, 2013 and 2012, respectively, that would have been charged assuming the fair value adjustments to intangible assets and property and equipment had been applied on January 1, 2012.

(2)	An adjustment to decrease cost of sales by $13.0 million to reflect the impact of purchase accounting adjustments on the carrying amount of inventory for the year ended December 31, 2013.

(3)
An adjustment to reverse acquisition-related fees and expenses of $74.0 million and $2.5 million for the years ended December 31, 2013 and 2012, respectively, as these expenses are deemed non-recurring in nature.

(4)
An adjustment to reflect the additional interest expense of $61.0 million and $83.0 million for the years ended December 31, 2013 and 2012, respectively, that would have been charged assuming our October 18, 2013 credit facilities were in place as of January 1, 2012.

(5)
An adjustment of $12.5 million and $33.3 million for the years ended December 31, 2013 and 2012, respectively, to reverse the U.S. tax expense of WMS under the assumption that the U.S. taxable income of WMS for each period presented would have been offset by U.S. tax attributes of the Company.

Dispositions
In January 2014, we completed the sale of our equity interest in Sportech for cash proceeds of £27.8 million, or $44.9 million, resulting in a gain of approximately £9 million, or $14.5 million, which is reflected as a gain on sale of equity interest in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.
On March 25, 2013, we completed the sale of our installed base of gaming machines in our pub business for a purchase price of £0.5 million. The pub business was previously included in our Gaming business segment. The revenue and expenses of the discontinued pub operations for the years ended December 31, 2015, 2014, and 2013 were as follows:

	Year Ended December 31,
	2015	2014	2013
Revenue:
Services	$—	$—	$1.8

Operating expenses:
Cost of services (1)	—	—	3.0
Selling, general and administrative	—	—	1.2
Depreciation and amortization	—	—	0.6

Loss from discontinued operations	—	—	(3.0)

Other income, net	—	—	0.8
Income tax expense	—	—	(2.4)

Net loss from discontinued operations	$—	$—	$(4.6)
(1) Exclusive of D&A.